Trade and Other Receivables	12 Months Ended
Mar. 31, 2019
Receivables [Abstract]
Trade and Other Receivables	Trade and Other Receivables

	JPY (millions) As of March 31
	2018	2019
Trade receivables	¥369,652	¥660,999
Other receivables	59,414	84,226
Impairment loss allowance	(8,819)	(3,318)
Total	¥420,247	¥741,907